Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Basic-
Net income (loss) attributable to NHI shareholders	¥ 216,998	¥ (100,442)	¥ 219,343
Weighted average number of shares outstanding	3,202,369,845	3,359,564,840	3,474,593,441
Net income (loss) attributable to NHI shareholders per share	¥ 67.76	¥ (29.90)	¥ 63.13
Diluted-
Net income (loss) attributable to NHI shareholders	¥ 216,890	¥ (100,525)	¥ 219,266
Weighted average number of shares outstanding	3,276,510,404	3,359,566,740	3,543,602,532
Net income (loss) attributable to NHI shareholders per share	¥ 66.20	¥ (29.92)	¥ 61.88